Segment Information (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Segment Information

Segment information as of and for the years ended March 31, 2016, 2017 and 2018 is as follows:

As of and for the year ended March 31, 2016

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,805,429	¥10,625,405	¥1,835,605	¥334,712	¥14,601,151	¥—	¥14,601,151
Intersegment	—	142,280	14,095	17,532	173,907	(173,907)	—

Total	1,805,429	10,767,685	1,849,700	352,244	14,775,058	(173,907)	14,601,151

Segment profit (loss)	¥181,773	¥153,366	¥199,358	¥(31,121)	¥503,376	¥—	¥503,376

Share of profit of investments accounted for using the equity method	¥26,077	¥99,362	¥—	¥562	¥126,001	¥—	¥126,001
Segment assets	1,412,404	7,493,086	9,071,874	333,586	18,310,950	(81,656)	18,229,294
Investments accounted for using the equity method	97,195	491,122	—	4,685	593,002	—	593,002
Depreciation and amortization	76,267	564,631	622,874	13,770	1,277,542	—	1,277,542
Capital expenditures	73,541	796,209	1,972,647	18,251	2,860,648	—	2,860,648
Impairment losses on non-financial assets	99	4,684	6,470	92	11,345	—	11,345
Provision for credit and lease residual losses on receivables from financial services	—	—	26,899	—	26,899	—	26,899

As of and for the year ended March 31, 2017

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,716,165	¥10,086,816	¥1,878,094	¥318,125	¥13,999,200	¥—	¥13,999,200
Intersegment	—	169,850	13,188	31,567	214,605	(214,605)	—

Total	1,716,165	10,256,666	1,891,282	349,692	14,213,805	(214,605)	13,999,200

Segment profit (loss)	¥170,740	¥501,181	¥178,449	¥(9,659)	¥840,711	¥—	¥840,711

Share of profit of investments accounted for using the equity method	¥31,835	¥132,411	¥—	¥547	¥164,793	¥—	¥164,793
Segment assets	1,505,637	7,543,388	9,437,044	312,303	18,798,372	159,751	18,958,123
Investments accounted for using the equity method	93,410	499,067	—	4,785	597,262	—	597,262
Depreciation and amortization	79,398	576,546	664,940	14,544	1,335,428	—	1,335,428
Capital expenditures	66,241	607,629	1,886,607	12,272	2,572,749	—	2,572,749
Impairment losses on non-financial assets	185	626	7,987	170	8,968	—	8,968
Provision for credit and lease residual losses on receivables from financial services	—	—	31,448	—	31,448	—	31,448
As of and for the year ended March 31, 2018
	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,038,712	¥10,852,171	¥2,123,194	¥347,069	¥15,361,146	¥—	¥15,361,146
Intersegment	—	193,038	14,071	24,097	231,206	(231,206)	—

Total	2,038,712	11,045,209	2,137,265	371,166	15,592,352	(231,206)	15,361,146

Segment profit (loss)	¥267,015	¥373,840	¥196,067	¥(3,364)	¥833,558	¥—	¥833,558

Share of profit of investments accounted for using the equity method	¥31,270	¥215,843	¥—	¥530	¥247,643	¥—	¥247,643
Segment assets	1,533,367	7,879,769	9,409,243	314,838	19,137,217	211,947	19,349,164
Investments accounted for using the equity method	89,498	584,922	—	5,097	679,517	—	679,517
Depreciation and amortization	74,128	616,321	748,503	15,164	1,454,116	—	1,454,116
Capital expenditures	63,927	514,910	1,801,554	14,243	2,394,634	—	2,394,634
Impairment losses on non-financial assets	42	3,648	11,911	4	15,605	—	15,605
Provision for credit and lease residual losses on receivables from financial services	—	—	36,699	—	36,699	—	36,699

Explanatory notes:

1.	Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.
2.	Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.

Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2016, 2017 and 2018 amounted to ¥451,387 million, ¥530,809 million and ¥519,780 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.	Provisions for product warranties accrued for the years ended March 31, 2016, 2017 and 2018 are ¥607,646 million, ¥198,016 million and ¥219,575 million, respectively. These are mainly included in Automobile business.
6.	The amount of write-down of inventories recognized as an expense for the year ended March 31, 2016 is ¥27,610 million and this is primarily related to aircraft and aircraft engines, which are included in Power Product and Other businesses. The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2017 and 2018 are ¥22,707 million and ¥67,768 million, respectively. These are related to Automobile business and aircraft and aircraft engines, which are included in Power Product and Other businesses.

Sales Revenue by Product or Service Groups

Sales revenue by product or service groups of Honda for the years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen (millions)
	2016	2017	2018
Motorcycles and relevant parts	¥1,679,130	¥1,598,935	¥1,919,232
All-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	126,299	117,230	119,480
Automobiles and relevant parts	11,446,424	10,920,594	11,813,125
Financial services	1,014,586	1,044,316	1,162,240
Power products and relevant parts	268,486	245,881	266,233
Others	66,226	72,244	80,836

Total	¥14,601,151	¥13,999,200	¥15,361,146

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location

The sales revenue and carrying amounts of non-current assets other than financial instruments and deferred tax assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2016, 2017 and 2018 are as follows:

As of and for the year ended March 31, 2016

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,022,931	¥7,263,557	¥5,314,663	¥14,601,151
Non-current assets other than financial instruments and deferred tax assets	¥2,426,439	¥3,759,009	¥1,611,133	¥7,796,581

As of and for the year ended March 31, 2017

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,114,833	¥6,755,460	¥5,128,907	¥13,999,200
Non-current assets other than financial instruments and deferred tax assets	¥2,492,467	¥4,067,831	¥1,688,360	¥8,248,658

As of and for the year ended March 31, 2018

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,240,033	¥7,028,633	¥6,092,480	¥15,361,146
Non-current assets other than financial instruments and deferred tax assets	¥2,580,515	¥3,784,531	¥1,696,056	¥8,061,102

Supplemental Geographical Information Based on Location

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2016

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,022,931	¥8,123,655	¥693,255	¥2,955,690	¥805,620	¥14,601,151	¥—	¥14,601,151
Inter-geographic areas	1,905,654	413,427	82,782	579,683	3,032	2,984,578	(2,984,578)	—

Total	3,928,585	8,537,082	776,037	3,535,373	808,652	17,585,729	(2,984,578)	14,601,151

Operating profit (loss)	¥(98,714)	¥210,862	¥18,747	¥335,508	¥(8,322)	¥458,081	¥45,295	¥503,376

Assets	¥4,258,071	¥10,240,942	¥719,561	¥2,467,481	¥603,754	¥18,289,809	¥(60,515)	¥18,229,294
Non-current assets other than financial instruments and deferred tax assets	¥2,426,439	¥4,364,808	¥118,992	¥713,968	¥172,374	¥7,796,581	¥—	¥7,796,581
As of and for the year ended March 31, 2017
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,114,833	¥7,621,550	¥638,436	¥2,893,404	¥730,977	¥13,999,200	¥—	¥13,999,200
Inter-geographic areas	1,998,576	476,518	150,957	562,629	2,518	3,191,198	(3,191,198)	—

Total	4,113,409	8,098,068	789,393	3,456,033	733,495	17,190,398	(3,191,198)	13,999,200

Operating profit (loss)	¥104,560	¥398,725	¥12,112	¥331,466	¥29,016	¥875,879	¥(35,168)	¥840,711

Assets	¥4,236,574	¥10,743,185	¥675,983	¥2,694,622	¥670,332	¥19,020,696	¥(62,573)	¥18,958,123
Non-current assets other than financial instruments and deferred tax assets	¥2,492,467	¥4,766,609	¥107,443	¥694,919	¥187,220	¥8,248,658	¥—	¥8,248,658
As of and for the year ended March 31, 2018
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥2,240,033	¥8,067,455	¥680,497	¥3,541,680	¥831,481	¥15,361,146	¥—	¥15,361,146
Inter-geographic areas	2,240,651	517,150	236,717	679,340	6,043	3,679,901	(3,679,901)	—

Total	4,480,684	8,584,605	917,214	4,221,020	837,524	19,041,047	(3,679,901)	15,361,146

Operating profit (loss)	¥86,916	¥278,476	¥15,837	¥402,620	¥43,831	¥827,680	¥5,878	¥833,558

Assets	¥4,405,523	¥10,651,191	¥727,045	¥2,942,053	¥659,781	¥19,385,593	¥(36,429)	¥19,349,164
Non-current assets other than financial instruments and deferred tax assets	¥2,580,515	¥4,530,019	¥105,649	¥683,006	¥161,913	¥8,061,102	¥—	¥8,061,102

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Turkey, Italy
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.
3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.
4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2016, 2017 and 2018 amounted to ¥451,387 million, ¥530,809 million and ¥519,780 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.